Summary of Significant Accounting Policies (Details) - Schedule of Disaggregate Revenue	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Disaggregate Revenue [Abstract]
Insurance brokerage service fees	¥ 174,056,644		¥ 119,765,046	¥ 84,342,916
MGU service fees	10,198,113		22,814,079	24,272,566
Less: business taxes and surcharges	(585,431)		(476,291)	(390,678)
Total revenues	¥ 183,669,326	$ 25,273,740	¥ 142,102,834	¥ 108,224,804